Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2013
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	1 year
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	3 years
Advertisement Display Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	3 years
Furniture Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	3 years